Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Carrying and Fair Value of Financial Instruments
The carrying values and fair values by fair value hierarchy of certain financial instruments where only a portion of the ending balance was carried at fair value at December 31, 2015 and 2014 are presented in the table below.

Fair Value of Financial Instruments

	December 31, 2015
		Fair Value
(Dollars in millions)	Carrying Value	Level 2	Level 3	Total
Financial assets
Loans	$863,561	$70,223	$805,371	$875,594
Loans held-for-sale	7,453	5,347	2,106	7,453
Financial liabilities
Deposits	1,197,259	1,197,577	—	1,197,577
Long-term debt	236,764	239,596	1,513	241,109

	December 31, 2014
Financial assets
Loans	$842,259	$87,174	$776,370	$863,544
Loans held-for-sale	12,836	12,236	618	12,854
Financial liabilities
Deposits	1,118,936	1,119,427	—	1,119,427
Long-term debt	243,139	249,692	2,362	252,054